PROPERTY, PLANT AND EQUIPMENT (Schedule of Income from Sub-letting Right-of-use Buildings) (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Buildings [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Number Of Right Of Use Leased Assets	9	11
Average remaining lease term (years)	5 years	3 years
No. of Leases with extension options	2	1
No. of Leases with options to purchase	0	0
No. of leases with variable payments linked to index	0	2
No. of leases with termination options	0	0
Buildings [Member] | Bottom of range [member]
Disclosure of quantitative information about right-of-use assets [line items]
Range of remaining term in years	1 year	1 year
Buildings [Member] | Top of range [member]
Disclosure of quantitative information about right-of-use assets [line items]
Range of remaining term in years	11 years	12 years
Vehicles [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Number Of Right Of Use Leased Assets	20	16
Average remaining lease term (years)	2 years	2 years
No. of Leases with extension options	0	0
No. of Leases with options to purchase	20	16
No. of leases with variable payments linked to index	0	0
No. of leases with termination options	20	16
Vehicles [Member] | Bottom of range [member]
Disclosure of quantitative information about right-of-use assets [line items]
Range of remaining term in years	4 months 24 days	1 year
Vehicles [Member] | Top of range [member]
Disclosure of quantitative information about right-of-use assets [line items]
Range of remaining term in years	3 years	3 years
I.T. and office equipment [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Number Of Right Of Use Leased Assets	5	2
Range of remaining term in years	4 years
Average remaining lease term (years)	4 years	4 years
No. of Leases with extension options	0	0
No. of Leases with options to purchase	0	0
No. of leases with variable payments linked to index	0	0
No. of leases with termination options	0	0
I.T. and office equipment [Member] | Bottom of range [member]
Disclosure of quantitative information about right-of-use assets [line items]
Range of remaining term in years		1 year
I.T. and office equipment [Member] | Top of range [member]
Disclosure of quantitative information about right-of-use assets [line items]
Range of remaining term in years		5 years